Advances to Joint Venture Partner and Equity Accounted Joint Ventures - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 01, 2014	Feb. 28, 2013	Nov. 01, 2012	Jul. 09, 2014
Investments in and Advances to Affiliates [Line Items]
Advances to joint venture partner		$ 14,364,000	$ 14,400,000
Partnership owns percentage in joint venture	100.00%
Advances to equity accounted joint venture partner	891,478,000	671,789,000
Exmar LPG BVBA [Member]
Investments in and Advances to Affiliates [Line Items]
Partnership owns percentage in joint venture	50.00%			50.00%	50.00%
Advances to equity accounted joint venture partner	81,700,000	81,700,000		67,900,000
Unpaid interest to partners	1,000,000	400,000
Repayment term	No fixed repayment terms
Excalibur Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Partnership owns percentage in joint venture	50.00%
Advances to equity accounted joint venture partner	2,500,000	3,000,000
LIBOR [Member] | Exmar LPG BVBA [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	2.00%
LIBOR [Member] | Excalibur Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	0.50%
Yamal LNG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Partnership owns percentage in joint venture	50.00%					50.00%
Advances to equity accounted joint venture partner	95,300,000	0
Unpaid interest to partners	1,000,000	0
Yamal LNG Joint Venture [Member] | LIBOR [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	3.00%
Teekay Tangguh Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to joint venture partner		10,200,000
Partnership owns percentage in joint venture	69.00%
Dividends declared			69,500,000
P.T. Berlian Laju Tanker [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to joint venture partner		4,200,000
Interest bearing percentage		8.00%
Teekay Tangguh Joint Venture and Pt Berlian Laju Tanker [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to joint venture partner			$ 14,400,000